Real Estate, Net	12 Months Ended
Dec. 31, 2022
Real Estate [Abstract]
Real Estate, Net

Note 6 – Real Estate, Net

Acquisitions of Real Estate During 2022

On January 7, 2022, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of a 1.1-acre site, located in Mansfield, Connecticut, for a purchase price of $0.3 million, inclusive of transaction costs of less than $0.1 million. Upon closing, the building was leased back to the seller for a term of 12 months. This acquisition was deemed to be an asset acquisition and all direct transaction costs were capitalized. The purchase price was allocated to land and building of $0.1 million and $0.2 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

On May 9, 2022, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of a 0.265-acre site, located in Sarasota, Florida, for a purchase price of $1.5 million, inclusive of transaction costs of $0.1 million. This acquisition was deemed to be an asset acquisition and all direct transaction costs were capitalized. The purchase price was allocated to land, building, and an in-place lease intangible asset of $1.3 million, $0.1 million and less than $0.1 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

On June 28, 2022, through an indirect majority-owned subsidiary of our Operating Company, we acquired a 70.2% controlling interest (the “CMC Interest”) in CMC Storrs SPV, LLC (“CMC”), a holding company for an approximately 60-acre site located in Mansfield, Connecticut, for an initial capital contribution of $3.8 million. As part of the transaction two unaffiliated joint venture partners (the “CMC JV Partners”) were deemed to have made a combined initial capital contribution of $3.1 million (a non-cash financing activity during the year ended December 31, 2022). Following our acquisition of the CMC Interest, we discovered that one of the CMC JV Partners had misappropriated cash from the other CMC JV Partner’s cash account resulting in the loss of $0.4 million included in Other income (expense) in the accompanying consolidated statement of operations for the year ended December 31, 2022. The CMC JV Partner agreed to forfeit its interest in CMC as of March 24, 2023. Our acquisition of the CMC Interest was deemed to be an asset acquisition and all direct transaction costs were capitalized. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred. As a result of our controlling financial interest, we consolidate this development project. The purchase price was allocated as follows (amounts in thousands):

As of June 28, 2022
Assets
Real estate
Intangible assets	$424
Real estate under construction	4,633
Total real estate	5,057
Accumulated depreciation and amortization	—
Real estate, net	5,057
Cash and cash equivalents	87
Other assets (1)	2,105
Total assets	$7,249

Liabilities
Accounts payable	$363
Accrued expenses and other liabilities	16
Total liabilities	$379

Amounts attributable to noncontrolling interests (2)	$3,100

Total net assets	$3,770

(1)	Includes restricted cash of $1.4 million.
(2)	Represents a non-cash financing activity during the year ended December 31, 2022.

On October 13, 2022, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of an approximately 19-acre site, located in Mansfield, Connecticut, for a purchase price of $5.5 million, inclusive of transaction costs of $0.1 million. This acquisition was deemed to be an asset acquisition and all direct transaction costs were capitalized. The purchase price was solely allocated to land, and was recorded at the relative fair value based on the purchase price and acquisition costs incurred.

On December 2, 2022, an indirect majority-owned subsidiary of our Operating Company acquired a 99% controlling interest in a jointly-owned investment with an unaffiliated third party to acquire an approximately 5.9-acre site, located in Nashville, Tennessee (“Nashville No. 4”) for a purchase price of $16.4 million, inclusive of transaction costs $0.2 million. This acquisition was deemed to be an asset acquisition and all direct transaction costs were capitalized. The purchase price was allocated to land, building, intangible assets and below-market lease liability of $15.2 million, $0.8 million, $0.6 million and $0.4 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred

Acquisitions of Real Estate During 2021

On February 24, 2021, an indirect majority owned subsidiary of our Operating Company and an unaffiliated third party (the “JV Partner”) entered into a limited liability company agreement (the “LLC Agreement”) for BPOZ 900 Eighth QOZB, LLC, a Delaware limited liability company (“BPOZ 900 Eighth QOZB”). BPOZ 900 Eighth QOZB was formed for purposes of acquiring all of the limited partnership interests of 900 Eighth, LP, a Tennessee limited partnership (“900 Eighth”). 900 Eighth was formed to acquire a 3.17-acre land assemblage, consisting of a few small buildings, parking lots and open lots, located in Nashville, Tennessee (together “900 8th Avenue South”). Pursuant to the LLC Agreement, the JV Partner assigned the purchase and sale agreement for 900 8th Avenue South together with a previously paid property deposit of $0.4 million to BPOZ 900 Eighth QOZB in exchange for the JV Partner’s deemed initial capital contribution of $0.2 million (a non-cash investing activity during the year ended December 31, 2021) and a promissory note (the “900 Eighth Promissory Note”) from 900 Eighth in the amount of $0.2 million. The 900 Eighth Promissory Note, which is included in Accrued expenses and other liabilities in our consolidated balance sheets, earns interest at the greater of (i) 1% per annum, or (ii) the short-term adjusted applicable federal rate for the current month for purposes of Section 1288(b) of the Code, and was repaid in full in April 2022. On May 28, 2021, 900 Eighth completed the acquisition of 900 8th Avenue South for a purchase price of $19.7 million, inclusive of transaction costs of $0.1 million. We funded this acquisition with proceeds from the Secured Notes. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. All related assets were recorded at their relative fair values based on the purchase price and acquisition costs incurred. We anticipate funding entitlement and development costs with a mix of equity investments by the JV Partner and proceeds from the Primary Offering.

On March 12, 2021, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of a parcel of land with a two-tenant retail building and a parking lot located in St. Petersburg, Florida, for a purchase price of $2.5 million, inclusive of transaction costs of $0.1 million. We funded this acquisition with proceeds from the Secured Notes. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. The purchase price was allocated to land, building, intangible assets and below-market lease liability of $1.9 million, $0.6 million, $0.2 million and $0.2 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

On May 7, 2021, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of a 1.205-acre site, consisting of a retail building and parking lot located in Sarasota, Florida, for a purchase price of $4.7 million, inclusive of transaction costs of $0.1 million. We funded this acquisition with proceeds from the Secured Notes. The sole tenant in the building vacated in January 2022 and the property will be used as a future development site. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. The purchase price was allocated to land and intangible in-place lease assets of $4.5 million and $0.2 million, respectively. All related assets, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

On July 15, 2021, through an indirect majority-owned subsidiary, we completed the acquisition of a 9-acre parcel of land located in Storrs, Connecticut, for a purchase price of $0.1 million, inclusive of transaction costs of less than $0.1 million. We funded the purchase price with proceeds from the Secured Notes and anticipate holding Storrs Road for future multifamily development.

On October 29, 2021, through certain indirect majority-owned subsidiaries of our Operating Company, we completed the acquisition of an approximately 8-acre site consisting of two industrial buildings and associated parking located in Nashville, Tennessee, for a purchase price of $21.0 million, inclusive of transaction costs of $0.2 million. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. All related assets were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

On November 18, 2021, through an indirect majority-owned subsidiaries of our Operating Company, we completed the acquisition of an approximately 1.66-acre site consisting of a 10,000 square foot retail building and associated parking lot located in Nashville, Tennessee, for a purchase price of $2.1 million, inclusive of transaction costs of $0.1 million. The building was leased back to the seller through November 2023, with the ability to continue month to month thereafter. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. The purchase price was allocated to land, building and in-place lease intangible asset of $1.8 million, $0.2 million and $0.1 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

Effective November 30, 2021, pursuant to the terms of an Agreement to Accept Interests in Satisfaction of Obligations, through an indirect majority owned subsidiary, we acquired the 1991 Main Interest from BI Holding for a gross purchase price of $33.9 million, excluding the Acquisition Loan of $10.8 million which assumed in connection with the transaction. On April 22, 2022, the Acquisition Loan was repaid in full. See “Note 5 – Related Party Agreements” for additional details regarding our transactions with BI Holding. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred. The purchase price was allocated as follows (amounts in thousands):

As of November 30, 2021
Assets
Real Estate
Land (1)	$3,159
Building and improvements (1)	10,226
Intangible assets (1)	6,731
Real estate under construction (1)	11,853
Total Real estate (1)	31,969
Accumulated depreciation and amortization (1)	—
Real estate, net (1)	31,969
Cash and cash equivalents	2,165
Other assets (2)	519
Total assets	$34,653

Liabilities
Debt, net (1)	$10,787
Due to affiliates (1)	89
Accounts payable (1)	302
Accrued expenses and other liabilities (1)	403
Total liabilities	$11,581

Total net assets	$23,072

(1)	Represents non-cash investing activity during the year ended December 31, 2021.

(2)	Includes restricted cash of $0.3 million. The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.

On December 21, 2021, through an indirect majority-owned subsidiary of our Operating Company, we completed the acquisition of a 0.129-acre site, consisting of a fully leased singly-story 5,328 gross square foot mixed-use building, located in St. Petersburg, Florida (“901-909 Central”), for a purchase price of $2.6 million, inclusive of transaction costs of $0.1 million. This acquisition was deemed to be an asset acquisition and all transaction costs were capitalized. The purchase price was allocated to land, building, in-place lease intangible asset and below-market lease liability of $1.1 million, $1.6 million, $0.4 million and $0.5 million, respectively. All related assets and liabilities, including identifiable intangibles, were recorded at their relative fair values based on the purchase price and acquisition costs incurred.

Depreciation expense was $0.7 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively.

Real Estate Under Construction

The following table provides the activity of our Real estate under construction (amounts in thousands):

	December 31,
	2022	2021
Beginning balance	$76,882	$15,101
Capitalized costs (1) (2) (3)	45,907	8,991
Land held for development (1) (4)	10,958	48,085
Capitalized interest	151	43
Acquisition of construction in progress (1)	—	4,662
	$133,898	$76,882

(1)	Includes non-cash investing activity of $13.9 million (inclusive of land contributed by one of the CMC JV Partners, unpaid development fees of $4.3 million, and unpaid employee cost sharing and reimbursements of $0.3 million) and $1.6 million for the years ended December 31, 2022 and 2021, respectively. See “Note 5 – Related Party Agreements” for additional details regarding our transactions with related parties.

(2)	Includes development fees and employee reimbursement expenditures of $5.6 million and $2.7 million for the years ended December 31, 2022 and 2021, respectively.
(3)	Includes direct and indirect project costs to the construction and development of real estate projects, including but not limited to loan fees, property taxes and insurance, incurred of $2.2 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.
(4)	Includes ground lease payments and straight-line rent adjustments incurred of $0.8 million and less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.